SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,671,794	3,181,491	3,488,291
Weighted average remaining contractual life of outstanding share options	3 years 4 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.13	$ 4.13	$ 4.24
Number of share options exercisable in share-based payment arrangement | shares	892,416	1,896,491
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.01	$ 4.82
$2.00 - $2.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	780,900
Weighted average remaining contractual life of outstanding share options	3 years 1 month 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.89
Number of share options exercisable in share-based payment arrangement | shares	439,100
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.89
$2.00 - $2.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2
$2.00 - $2.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.99
$4.00 - $4.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	204,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.24
Number of share options exercisable in share-based payment arrangement | shares	176,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.18
$4.00 - $4.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	4
$4.00 - $4.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 4.99
$5.00 - $5.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	609,200
Weighted average remaining contractual life of outstanding share options	4 years 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.39
Number of share options exercisable in share-based payment arrangement | shares	199,622
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.39
$5.00 - $5.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5
$5.00 - $5.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 5.99
$6.00 - $6.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	77,694
Weighted average remaining contractual life of outstanding share options	1 year
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.4
Number of share options exercisable in share-based payment arrangement | shares	77,694
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.4
$6.00 - $6.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	6
$6.00 - $6.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 6.99